Debt (Q3) (Details) - USD ($)			1 Months Ended		9 Months Ended		12 Months Ended
	Aug. 01, 2016	Aug. 28, 2014	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 23, 2017
Loan and Security Agreement [Abstract]
Payments for debt issuance costs					$ 990,000	$ 0	$ 0	$ 219,042	$ 0
Repayments of debt					20,000,000	$ 0	$ 0	$ 1,488,558	$ 533,729
Outstanding debt					$ 0
Original Loan Agreement [Member]
Loan and Security Agreement [Abstract]
Aggregate principal amount of borrowing capacity		$ 10,000,000
Payments for debt issuance costs				$ 90,000
Additional interest rate charged on due date		1.50%		1.50%
Amended Loan Agreement [Member]
Loan and Security Agreement [Abstract]
Aggregate principal amount of borrowing capacity	$ 20,000,000
Payments for debt issuance costs			$ 900,000
Additional interest rate charged on due date	4.50%
Repayments of debt			20,000,000
Payments for accrued interest			$ 100,000
First Term Loan under Amended Loan Agreement [Member]
Loan and Security Agreement [Abstract]
Face amount	$ 15,000,000
Second Term Loan under Amended Loan Agreement [Member]
Loan and Security Agreement [Abstract]
Face amount										$ 5,000,000